Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
August 31, 2025
GO-NPRT3-1025
1.805740.121
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	3,154	5,191,925
CANADA - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (c)	389,600	75,874,600
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	67,662	13,144,697
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE	772,000	210,135,615
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(d)	2,886,717	10,366,488
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (b)(d)	2,115,725	7,549,764
TOTAL INDIA		17,916,252
ISRAEL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	14,054,292
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	7,115	94,985
		14,149,277
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	299,950	410,932
TOTAL ISRAEL		14,560,209
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	214,699	152,908,628
SINGAPORE - 1.5%
Communication Services - 1.5%
Entertainment - 1.5%
Sea Ltd Class A ADR (c)	2,300,576	429,149,447
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,275,900	525,437,033
UNITED KINGDOM - 0.6%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)	6,988,700	23,803,736
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	28,638	29,418,958
TOTAL FINANCIALS		53,222,694

Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC ADR (e)	8,180,600	118,209,670
TOTAL UNITED KINGDOM		171,432,364
UNITED STATES - 91.3%
Communication Services - 22.2%
Diversified Telecommunication Services - 0.5%
AT&T Inc	4,828,700	141,432,623
Entertainment - 6.2%
Netflix Inc (c)	534,252	645,509,979
ROBLOX Corp Class A (c)	2,240,200	279,106,518
Roku Inc Class A (c)	9,128,238	881,422,661
Spotify Technology SA (c)	4,200	2,863,896
		1,808,903,054
Interactive Media & Services - 13.4%
Alphabet Inc Class A	2,245,060	477,995,725
Alphabet Inc Class C	5,703,680	1,217,906,790
Epic Games Inc (b)(c)(d)	56,200	39,372,596
Meta Platforms Inc Class A	2,618,485	1,934,274,870
Reddit Inc Class A (c)	932,400	209,864,592
		3,879,414,573
Media - 0.1%
MNTN Inc (f)	896,466	18,296,871
Wireless Telecommunication Services - 2.0%
T-Mobile US Inc	2,325,325	585,958,647
TOTAL COMMUNICATION SERVICES		6,434,005,768

Consumer Discretionary - 9.0%
Automobiles - 0.1%
Neutron Holdings Inc (b)(c)(d)	474,927	38,659
Rad Power Bikes Inc (b)(c)(d)	382,384	19,119
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	449,400	40,446
Rivian Automotive Inc Class A (c)	22,700	308,039
Tesla Inc (c)	133,540	44,585,000
		44,991,263
Broadline Retail - 5.2%
Amazon.com Inc (c)	6,530,440	1,495,470,760
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	316,400	87,345,384
Sonder Holdings Inc Stage 1 rights (b)(c)	15,489	1
Sonder Holdings Inc Stage 2 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 3 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 4 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
Sonder Holdings Inc Stage 5 rights (b)(c)	15,488	0
Starbucks Corp	1,141,300	100,651,247
Yum! Brands Inc	50,300	7,392,591
		195,389,223
Specialty Retail - 3.0%
Carvana Co Class A (c)	1,385,300	515,220,776
Lowe's Cos Inc	560,300	144,591,018
O'Reilly Automotive Inc (c)	1,981,200	205,410,816
		865,222,610
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)(d)	5,086,874	13,581,954
TOTAL CONSUMER DISCRETIONARY		2,614,655,810

Consumer Staples - 2.0%
Beverages - 0.9%
Coca-Cola Co/The	3,589,900	247,667,201
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (c)	1,643,400	160,527,312
Costco Wholesale Corp	139,800	131,876,136
		292,403,448
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	19,087,368	29,394,547
JUUL Labs Inc Class B (b)(c)(d)	2,772	4,269
Philip Morris International Inc	17,700	2,958,201
		32,357,017
TOTAL CONSUMER STAPLES		572,427,666

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxon Mobil Corp	54,500	6,228,804
Financials - 4.3%
Financial Services - 3.3%
Affirm Holdings Inc Class A (c)	1,677,300	148,373,958
Apollo Global Management Inc	1,593,600	217,096,128
Visa Inc Class A	1,678,561	590,484,189
		955,954,275
Insurance - 1.0%
Arthur J Gallagher & Co	365,600	110,685,400
Progressive Corp/The	772,000	190,730,320
		301,415,720
TOTAL FINANCIALS		1,257,369,995

Health Care - 4.5%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (c)	294,835	131,646,776
Cytokinetics Inc (c)	1,904,200	67,275,386
Insmed Inc (c)	351,900	47,893,590
Nuvalent Inc Class A (c)	380,176	29,113,878
Soleno Therapeutics Inc (c)	401,300	27,155,971
Vaxcyte Inc (c)	1,563,843	48,150,726
Viking Therapeutics Inc (c)(e)	1,062,178	28,731,915
		379,968,242
Health Care Equipment & Supplies - 1.1%
Blink Health LLC Class A1 (b)(c)(d)	72,562	2,640,531
Boston Scientific Corp (c)	3,062,664	323,111,052
		325,751,583
Health Care Providers & Services - 0.0%
McKesson Corp	10,800	7,415,712
Pharmaceuticals - 2.1%
Eli Lilly & Co	786,100	575,881,138
Structure Therapeutics Inc ADR (c)	619,200	11,950,560
		587,831,698
TOTAL HEALTH CARE		1,300,967,235

Industrials - 5.3%
Aerospace & Defense - 1.1%
Anduril Industries Inc Class B (b)(d)	15,293	625,178
Anduril Industries Inc Class C (b)(d)	7	286
Axon Enterprise Inc (c)	187,800	140,341,062
GE Aerospace	235,800	64,892,160
Relativity Space Inc (b)(c)	14,840	15,730
Space Exploration Technologies Corp (b)(c)(d)	212,584	45,067,808
Space Exploration Technologies Corp Class C (b)(c)(d)	50,067	10,614,204
TransDigm Group Inc	31,800	44,484,384
		306,040,812
Building Products - 2.1%
Builders FirstSource Inc (c)	4,329,077	600,356,399
Construction & Engineering - 0.2%
Comfort Systems USA Inc	83,300	58,591,554
Electrical Equipment - 0.2%
GE Vernova Inc	85,700	52,531,529
Ground Transportation - 0.4%
Uber Technologies Inc (c)	1,381,281	129,495,094
Passenger Airlines - 1.3%
Delta Air Lines Inc	2,988,500	184,629,530
United Airlines Holdings Inc (c)	1,852,400	194,502,000
		379,131,530
TOTAL INDUSTRIALS		1,526,146,918

Information Technology - 41.4%
Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd (c)(e)	10,736,329	575,681,961
IT Services - 0.9%
CoreWeave Inc Class A (c)	718,220	74,005,389
CoreWeave Inc Class A (g)	171,720	17,694,029
CoreWeave Inc Class A (b)(f)	13,217	1,361,879
IBM Corporation	711,000	173,121,390
X.Ai Holdings Corp Class A (b)(d)	39,200	1,433,152
		267,615,839
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices Inc (c)	1,918,700	312,038,181
Astera Labs Inc (c)	280,073	51,029,301
Broadcom Inc	4,451,600	1,323,861,324
Marvell Technology Inc	1,288,600	81,007,839
NVIDIA Corp	23,735,820	4,134,305,128
		5,902,241,773
Software - 13.4%
AppLovin Corp Class A (c)	1,140,400	545,784,036
Celestial AI Inc (b)(d)	7,127	130,138
Circle Internet Group Inc (f)	1,550,468	204,630,767
Circle Internet Group Inc Class A	12,800	1,689,344
Datadog Inc Class A (c)	991,100	135,463,548
Figma Inc Class A (e)	69,300	4,870,404
Microsoft Corp	4,861,615	2,463,331,704
OpenAI Global LLC rights (b)(c)(d)	4,034,677	8,311,435
OpenAI Global LLC rights (b)(c)(d)	4,781,800	6,551,066
Oracle Corp	637,900	144,248,327
Palantir Technologies Inc Class A (c)	1,577,300	247,178,683
Samsara Inc Class A (c)	1,111,900	40,184,066
Servicenow Inc (c)	101,858	93,450,641
Stripe Inc Class B (b)(c)(d)	73,500	2,609,250
		3,898,433,409
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	5,916,260	1,373,400,596
TOTAL INFORMATION TECHNOLOGY		12,017,373,578

Real Estate - 0.6%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (c)	1,055,500	88,989,204
Specialized REITs - 0.3%
American Tower Corp	456,300	93,016,755
TOTAL REAL ESTATE		182,005,959

Utilities - 2.0%
Electric Utilities - 1.4%
Constellation Energy Corp	457,500	140,900,850
NRG Energy Inc	1,477,100	215,006,676
PG&E Corp	3,583,900	54,761,992
		410,669,518
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	936,800	177,158,248
TOTAL UTILITIES		587,827,766

TOTAL UNITED STATES		26,499,009,499
TOTAL COMMON STOCKS (Cost $12,746,746,478)		28,114,760,269

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	842,600	3,154,357
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	231,600	867,018
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(h)	14,792,997	22,111,093
		26,132,468
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	122,289	86,434
TOTAL UNITED STATES		26,218,902
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,989,486)		26,218,902

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	16,900	933,387
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	116,411	29,469,445
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(c)(d)	290,611	64,835,294
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(d)	315,308	14,100,574
INDIA - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	3,978,240	5,728,666
Meesho Series E (b)(d)	662,700	954,287
Meesho Series E-1 (b)(d)	1,069,200	1,539,648
Meesho Series F (b)(d)	15,508,213	22,331,827
		30,554,428
Information Technology - 0.2%
Software - 0.2%
Pine Labs Ltd/India Series 1 (b)(d)	5,057,086	18,045,733
Pine Labs Ltd/India Series A (b)(d)	1,263,636	4,509,166
Pine Labs Ltd/India Series B (b)(d)	1,374,534	4,904,895
Pine Labs Ltd/India Series B2 (b)(d)	1,112,167	3,968,663
Pine Labs Ltd/India Series C (b)(d)	2,068,542	7,381,396
Pine Labs Ltd/India Series C1 (b)(d)	435,837	1,555,242
Pine Labs Ltd/India Series D (b)(d)	466,360	1,664,162
		42,029,257
TOTAL INDIA		72,583,685
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(d)	23,715	942,671
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	141,900	1,121,010
Element Labs Inc Series B (b)(d)	119,800	1,051,844
		2,172,854
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	501,100	646,419
Xsight Labs Ltd Series F (b)(d)	999,833	4,229,294
		4,875,713
TOTAL ISRAEL		7,991,238
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	6,477,300	527,252
Rad Power Bikes Inc Series A (b)(c)(d)	49,852	2,492
Rad Power Bikes Inc Series C (b)(c)(d)	196,163	17,655
Rad Power Bikes Inc Series D (b)(c)(d)	415,700	58,198
Waymo LLC Series A2 (b)(c)(d)	47,838	3,493,609
Waymo LLC Series C2 (b)(d)	103,289	8,772,335
		12,871,541
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	70,400	2,620,992
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	566,439	872,316
JUUL Labs Inc Series D (b)(c)(d)	3,671	5,653
		877,969
TOTAL CONSUMER STAPLES		3,498,961

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,679	4,586,162
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	102,224	7,817,069
		12,403,231
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	234,164	8,521,228
Blink Health LLC Series D (b)(c)(d)	50,268	1,829,252
		10,350,480
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(i)	764,320	2,231,814
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	153,312	5,606,620
TOTAL HEALTH CARE		18,188,914

Industrials - 0.8%
Aerospace & Defense - 0.6%
Anduril Industries Inc Series F (b)(c)(d)	556,061	22,731,774
Anduril Industries Inc Series G (b)(d)	143,300	5,858,104
Space Exploration Technologies Corp Series I (b)(c)(d)	16,438	34,848,560
Space Exploration Technologies Corp Series N (b)(c)(d)	51,400	108,968,001
		172,406,439
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	191,430	7,915,631
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	441,839	50,577,310
Beta Technologies Inc Series C, 6% (b)(d)	33,500	3,994,540
		54,571,850
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	89,800	721,094
TOTAL INDUSTRIALS		235,615,014

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	380,829	1,370,984
Enevate Corp Series E (b)(c)(d)	7,873,996	2,204,719
Vast Data Ltd Series A (b)(c)(d)	54,250	1,222,253
Vast Data Ltd Series A1 (b)(c)(d)	133,528	3,008,386
Vast Data Ltd Series A2 (b)(c)(d)	153,600	3,460,608
Vast Data Ltd Series B (b)(c)(d)	122,222	2,753,662
Vast Data Ltd Series C (b)(c)(d)	3,563	80,274
Vast Data Ltd Series E (b)(c)(d)	116,791	2,631,301
		16,732,187
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	509,400	2,322,864
X.Ai Holdings Corp Series B (b)(d)	1,044,317	38,180,230
X.Ai Holdings Corp Series C (b)(d)	559,691	20,462,302
Yanka Industries Inc Series E (b)(c)(d)	341,047	920,827
Yanka Industries Inc Series F (b)(c)(d)	380,955	1,660,964
		63,547,187
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	1,198,500	7,610,475
SiMa Technologies Inc Series B1 (b)(c)(d)	171,099	1,271,265
		8,881,740
Software - 0.5%
Anthropic PBC Series D (b)(c)(d)	66,894	9,905,664
Anthropic PBC Series E (b)(d)	32,500	4,581,525
Anthropic PBC Series F (b)(d)	96,000	13,533,120
Celestial AI Inc Series A (b)(d)	45,442	829,771
Celestial AI Inc Series B (b)(d)	34,194	624,382
Celestial AI Inc Series C1 (b)(d)	136,975	2,501,164
Crusoe Energy Systems LLC Series D (b)(d)	276,930	20,681,132
Databricks Inc Series G (b)(c)(d)	181,200	25,909,789
Databricks Inc Series H (b)(c)(d)	32,352	4,626,012
Databricks Inc Series I (b)(c)(d)	2,463	352,184
Databricks Inc Series J (b)(d)	26,102	3,732,325
Lyte Ai Inc Series B (b)(c)(d)	290,100	3,286,833
MOLOCO Inc Series A (b)(c)(d)	265,144	18,790,755
Runway AI Inc Series D (b)(c)(d)	744,630	9,933,364
Skyryse Inc Series B (b)(c)(d)	244,100	6,424,712
Stripe Inc Series H (b)(c)(d)	165,183	5,863,997
		131,576,729
TOTAL INFORMATION TECHNOLOGY		220,737,843

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	674,317	17,788,482
TOTAL UNITED STATES		521,103,986
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $521,445,472)		711,017,609

Domestic Equity Funds - 0.3%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (e) (Cost $78,413,753)	176,300	78,557,517

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	449,400	271,632
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	437,591	237,554
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,398,455	1,495,865
TOTAL INFORMATION TECHNOLOGY		1,733,419

TOTAL UNITED STATES		2,005,051
TOTAL PREFERRED SECURITIES (Cost $2,285,446)		2,005,051

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	86,405,671	86,422,952
Fidelity Securities Lending Cash Central Fund (k)(l)	4.36	113,326,223	113,337,556
TOTAL MONEY MARKET FUNDS (Cost $199,760,508)			199,760,508

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $13,564,641,143)	29,132,319,856
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(120,952,018)
NET ASSETS - 100.0%	29,011,367,838

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $966,352,612 or 3.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $224,289,517 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,694,029 or 0.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	7,637,145

Anduril Industries Inc Class B	6/16/2025	625,221

Anduril Industries Inc Class C	6/16/2025	286

Anduril Industries Inc Series F	8/7/2024	12,086,876

Anduril Industries Inc Series G	4/17/2025	5,858,505

Anthropic PBC Series D	5/31/2024	2,007,121

Anthropic PBC Series E	2/14/2025	1,822,811

Anthropic PBC Series F	8/18/2025	13,532,890

Beta Technologies Inc Series A	4/9/2021	32,373,544

Beta Technologies Inc Series C, 6%	10/24/2024	3,834,745

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,072,749

Blink Health LLC Series C	11/7/2019 - 7/14/2021	8,939,445

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,111,256

Bolt Technology OU Series E	1/3/2022	75,499,721

Bombas LLC	2/16/2021 - 11/12/2021	24,316,178

ByteDance Ltd Series E1	11/18/2020	12,755,640

Canva Australia Holdings Pty Ltd Class A	12/23/2024	4,037,404

Celestial AI Inc	2/25/2025	105,591

Celestial AI Inc Series A	2/25/2025	673,255

Celestial AI Inc Series B	2/25/2025	506,608

Celestial AI Inc Series C1	2/25/2025	2,387,502

Cellink Corp Series D	1/20/2022	7,930,345

Crusoe Energy Systems LLC Series D	12/10/2024	8,078,558

Databricks Inc Series G	2/1/2021	10,713,021

Databricks Inc Series H	8/31/2021	2,377,359

Databricks Inc Series I	9/14/2023	181,031

Databricks Inc Series J	12/17/2024	2,414,435

Diamond Foundry Inc Series C	3/15/2021	16,183,608

Element Labs Inc Series A	2/11/2025	523,412

Element Labs Inc Series B	6/27/2025	1,051,712

Empower Semiconductor Inc Series D	6/27/2025	720,717

Enevate Corp 10% 5/12/2199	11/12/2024	122,289

Enevate Corp 6%	11/2/2023 - 10/31/2024	437,591

Enevate Corp Series E	1/29/2021	8,729,781

Epic Games Inc	7/13/2020 - 3/29/2021	45,614,000

GoBrands Inc Series G	3/2/2021	17,580,098

Gupshup Inc	6/8/2021	11,647,533

JUUL Labs Inc Class A	2/23/2024	19,373,106

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	3,680,238

MOLOCO Inc Series A	6/26/2023	15,908,640

Neutron Holdings Inc	2/4/2021	4,750

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	231,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	14,792,997

Neutron Holdings Inc Series 1C	7/3/2018	1,184,310

OpenAI Global LLC rights	9/30/2024	4,034,677

OpenAI Global LLC rights	8/4/2025	4,781,800

Oura Health Oy Series D	12/18/2024	8,100,263

Pine Labs Ltd/India	6/30/2021	6,203,479

Pine Labs Ltd/India Series 1	6/30/2021	14,826,985

Pine Labs Ltd/India Series A	6/30/2021	3,705,317

Pine Labs Ltd/India Series B	6/30/2021	4,030,451

Pine Labs Ltd/India Series B2	6/30/2021	3,261,240

Pine Labs Ltd/India Series C	6/30/2021	6,065,148

Pine Labs Ltd/India Series C1	6/30/2021	1,278,371

Pine Labs Ltd/India Series D	6/30/2021	1,367,857

Rad Power Bikes Inc	1/21/2021	1,844,559

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	449,400

Rad Power Bikes Inc Series A	1/21/2021	240,478

Rad Power Bikes Inc Series C	1/21/2021	946,259

Rad Power Bikes Inc Series D	9/17/2021	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,191

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Revolut Group Holdings Ltd	12/27/2024	24,907,775

Runway AI Inc Series D	9/6/2024	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	1,398,455

SiMa Technologies Inc Series B	5/10/2021	6,145,189

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,213,246

Skyryse Inc Series B	10/21/2021	6,024,381

Space Exploration Technologies Corp	2/16/2021 - 7/14/2025	17,071,051

Space Exploration Technologies Corp Class C	4/2/2024 - 7/14/2025	6,448,786

Space Exploration Technologies Corp Series I	4/5/2018	2,778,022

Space Exploration Technologies Corp Series N	8/4/2020	13,878,000

Stripe Inc Class B	5/18/2021	2,949,436

Stripe Inc Series H	3/15/2021 - 5/25/2023	6,627,968

Taalas Inc Series B	2/19/2025	928,036

Tenstorrent Holdings Inc Series C1	4/23/2021	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,057,955

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	21,938,437

Vast Data Ltd Series A	11/28/2023	596,750

Vast Data Ltd Series A1	11/28/2023	1,468,808

Vast Data Ltd Series A2	11/28/2023	1,689,600

Vast Data Ltd Series B	11/28/2023	1,344,442

Vast Data Ltd Series C	11/28/2023	39,193

Vast Data Ltd Series E	11/28/2023	2,569,402

Waymo LLC Series A2	5/8/2020	4,107,715

Waymo LLC Series C2	10/18/2024	8,077,334

X.Ai Holdings Corp Class A	7/18/2025	1,433,152

X.Ai Holdings Corp Series B	5/13/2024	12,500,474

X.Ai Holdings Corp Series C	11/22/2024	12,117,310

Xsight Labs Ltd Series D	2/16/2021	4,006,796

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,629,225

Yanka Industries Inc Series E	5/15/2020	4,119,575

Yanka Industries Inc Series F	4/8/2021	12,143,626

Zipline International Inc Series G	6/7/2024	8,029,780

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	8/14/2025

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	69,008,414	3,783,690,375	3,766,275,837	8,296,308	-	-	86,422,952	86,405,671	0.2%
Fidelity Securities Lending Cash Central Fund	5,811,331	874,997,186	767,470,961	3,112,342	-	-	113,337,556	113,326,223	0.4%
Total	74,819,745	4,658,687,561	4,533,746,798	11,408,650	-	-	199,760,508

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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